Investments (Tables)	12 Months Ended
Dec. 31, 2015
Available-for-Sale Securities

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in investments by major security type at December 31, 2015 and 2014 were as follows:

	December 31, 2015
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Noncurrent:
Government bonds	¥298	¥—	¥11	¥287
Corporate bonds	6	195	—	201
Fund trusts	63	1	—	64
Equity securities	20,461	23,482	1,094	42,849

	¥20,828	¥23,678	¥1,105	¥43,401

	December 31, 2014
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Noncurrent:
Government bonds	¥331	¥—	¥6	¥325
Corporate bonds	512	153	29	636
Fund trusts	84	—	—	84
Equity securities	20,905	19,765	17	40,653

	¥21,832	¥19,918	¥52	¥41,698

Maturities of Available-for-Sale Debt Securities

Maturities of available-for-sale debt securities included in investments in the accompanying consolidated balance sheets were as follows at December 31, 2015:

	Cost	Fair value
	(Millions of yen)
Due after five years	¥304	¥488

	¥304	¥488